PRINCIPAL ACCOUNTING POLICIES - Sales and marketing (Details) - CNY (¥) ¥ in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sales and marketing
Advertising expenses	¥ 1.9	¥ 5.5	¥ 6.0